Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2023, and December 31, 2022, is as follows:

	12.31.23	12.31.22
Basic Shareholders’ Equity	1,600,079,694	505,589,433
(Deductible Items)	(304,644,028)	(63,094,866)
Equity Tier 1	1,295,435,666	442,494,567
Complementing shareholders’ Equity	80,848,330	36,138,983
Equity Tier 2	80,848,330	36,138,983
Regulatory Capital (RPC)	1,376,283,996	478,633,550

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.23	12.31.22
Credit Risk	288,667,341	109,407,718
Market Risk	52,837,873	6,642,210
Operational Risk	112,505,729	36,743,804
Minimum Capital Requirement	454,010,943	152,793,732
Integration	1,376,283,996	478,633,550
Excess	922,273,053	325,839,818

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.23
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	5,898,395	(4,554,814)	124,168	1,467,749
Euro	60,569	(11,240)	—	49,329
Canadian Dollar	1,663	(151)	—	1,512
Real	706	—	—	706
Swiss Franc	820	(603)	—	217
Others	1,965	(85)	—	1,880
Total	5,964,118	(4,566,893)	124,168	1,521,393

	Balances as of 12.31.22
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	3,538,769	(2,921,080)	(143,488)	474,201
Euro	36,145	(14,105)	—	22,040
Canadian Dollar	377	(75)	—	302
Real	439	—	—	439
Swiss Franc	502	(333)	—	169
Others	1,274	(703)	—	571
Total	3,577,506	(2,936,296)	(143,488)	497,722

		Balances as of 12.31.23		Balances as of 12.31.22
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	146,775	1,614,524	47,420	521,621
	-10%	(146,775)	1,320,974	(47,420)	426,781
Euro	10%	4,933	54,262	2,204	24,244
	-10%	(4,933)	44,396	(2,204)	19,836
Canadian Dollar	10%	151	1,663	30	332
	-10%	(151)	1,361	(30)	272
Real	10%	71	777	44	483
	-10%	(71)	635	(44)	395
Swiss Franc	10%	22	239	17	186
	-10%	(22)	195	(17)	152
Others	10%	188	2,068	57	628
	-10%	(188)	1,692	(57)	514

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.23
Total Financial Assets	10,284,726,961	1,111,610,700	939,021,387	660,525,324	4,903,625,495	17,899,509,867
Total Financial Liabilities	10,219,796,961	617,271,543	217,323,744	140,311,729	3,686,432,748	14,881,136,725
Net Amount	64,930,000	494,339,157	721,697,643	520,213,595	1,217,192,747	3,018,373,142
As of 12.31.22
Total Financial Assets	9,819,415,935	1,394,313,358	1,143,072,684	1,094,034,660	5,396,196,285	18,847,032,922
Total Financial Liabilities	11,287,459,304	891,293,624	486,107,437	208,258,668	3,662,879,997	16,535,999,030
Net Amount	(1,468,043,369)	503,019,734	656,965,247	885,775,992	1,733,316,288	2,311,033,892

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2023. The percentage change budgeted by the Group for fiscal year 2023 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	6,651,159	0.2%
Increase in Interest Rate	100 bp	(6,651,159)	(0.2)%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2023, and December 31, 2022, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,183,603,541	19,762,586	41,993,987	4,452,802	—	1,249,812,916
Derivative Financial Instruments	71,138,491	—	—	—	—	71,138,491
Repurchase Transactions	2,450,793,032	—	—	—	—	2,450,793,032
Other Financial Assets	274,537,680	3,625,183	4,364,530	112,921,015	—	395,448,408
Loans and Other Financing	9,627,640,726	2,738,267,320	881,924,837	774,562,624	286,348,721	14,308,744,228
Other Debt Securities	3,891,358,171	3,235,501	3,634,323	12,937,963	—	3,911,165,958
Financial Assets Pledged as Collateral	869,937,071	—	—	—	—	869,937,071
Investments in Equity Instruments	19,427,400	—	—	—	—	19,427,400
Liabilities
Deposits	11,384,936,442	354,796,560	44,029,162	145,781	—	11,783,907,945
Liabilities at fair value through profit or loss	99,752,486	—	—	—	—	99,752,486
Derivative Financial Instruments	24,670,981	—	—	—	—	24,670,981
Repurchase Transactions	47,061,623	—	—	—	—	47,061,623
Other Financial Liabilities	2,195,125,007	316,699,058	5,734,385	17,223,900	7,089,805	2,541,872,155
Lease liabilities	1,630,082	4,233,222	5,650,015	13,548,449	14,665,001	39,726,769
Financing Received from the Argentine Central Bank and Other Financial Institutions	126,327,803	174,110,702	48,212,475	8,921,672	—	357,572,652
Debt Securities	32,124,358	141,749,684	38,685,709	15,845,179	—	228,404,930
Subordinated Debt Securities	30,486,265	—	15,880,869	431,632,746	—	477,999,880

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.22
Assets
Debt Securities measured at Fair Value through Profit or Loss	6,365,670,032	6,996,315	8,243,618	34,631,182	—	6,415,541,147
Derivative Financial Instruments	20,889,755	—	—	—	—	20,889,755
Repurchase Transactions	747,143,041	—	—	—	—	747,143,041
Other Financial Assets	287,725,423	2,550,062	3,090,476	42,383,331	43360651	379,109,943
Loans and Other Financing	3,595,762,577	3,350,074,739	1,435,639,873	1,236,568,741	821,825,336	10,439,871,266
Other Debt Securities	2,306,700,256	4,034,155	5,819,531	16,473,872	—	2,333,027,814
Financial Assets Pledged as Collateral	954,807,354	—	—	—	—	954,807,354
Investments in Equity Instruments	14,055,309	—	—	—	—	14,055,309
Liabilities
Deposits	13,142,175,985	612,517,077	38,143,887	726,827	113	13,793,563,889
Liabilities measured at Fair Value trough Profit or Loss	491,036	—	—	—	—	491,036
Derivative Financial Instruments	10,634,605	—	—	—	—	10,634,605
Other Financial Liabilities	1,503,773,325	634,299,639	2,324,559	16,358,651	5761503	2,162,517,677
Lease Liabilities	1,439,888	4,498,393	5,592,409	20,299,875	10,830,943	42,661,508
Financing Received from the Argentine Central Bank and Other Financial Institutions	54,420,480	128,442,822	115,125,256	11,967,840	—	309,956,398
Debt Securities	52,461,246	242,736,419	152,638,549	178,447,846	—	626,284,060
Subordinated Debt Securities	10,805,563	—	10,805,563	339,893,471	—	361,504,597

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	40,695	—	—	—	32,083,877	25,537,344	57,661,916
AA+	—	—	4,618,250	—	—	—	1,008,855	5,627,105
AA	—	128,455	—	—	—	—	13,660,848	13,789,303
AA-	1,053,734	—	—	—	—	—	344,428	1,398,162
A+	—	—	—	—	—	—	5,232,651	5,232,651
A1	—	—	—	—	—	—	244,624	244,624
A	—	—	—	—	—	—	3,115,359	3,115,359
A2	—	—	—	—	—	—	540,233	540,233
A-	—	1,560,065	—	—	—	—	1,264,238	2,824,303
BBB-	—	2	—	—	—	—	—	2
B1	—	341,680	—	—	—	—	—	341,680
BB-	—	—	—	—	—	—	1,309,105	1,309,105
CCC	1,102,295,501	—	—	12,591,048	—	—	85,335	1,114,971,884
Total	1,103,349,235	2,070,897	4,618,250	12,591,048	—	32,083,877	52,343,020	1,207,056,327
The credit quality of debt securities as of December 31, 2022, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.22
AAA	—	—	—	—	—	16,090,600	765,602	16,856,202
AA+	—	—	248,333	—	—	—	—	248,333
AA	—	488,927	—	—	—	—	2,421,732	2,910,659
AA-	—	—	—	—	—	—	765,339	765,339
A+	—	—	—	—	—	—	50,351	50,351
A1	—	—	—	—	—	—	173,934	173,934
A	—	—	—	—	—	—	515,832	515,832
A2	—	—	—	—	—	—	2,279,030	2,279,030
A-	—	—	—	—	—	—	253,876	253,876
BBB	—	4,397,798	—	—	—	—	262,809	4,660,607
BBB.ar	—	—	—	—	—	—	132	132
B1	—	1,603,872	—	—	—	—	—	1,603,872
B	—	8,950,025	—	—	—	—	—	8,950,025
BB-	—	—	—	—	—	—	274,604	274,604
CCC	64,107,426	—	—	348,902,767	—	—	—	413,010,193
C	—	—	—	—	4,520,733,943	—	98,593	4,520,832,536
Total	64,107,426	15,440,622	248,333	348,902,767	4,520,733,943	16,090,600	7,861,834	4,973,385,525

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2024 (*)	QII - 2024 (*)	QIII - 2024 (*)	QIV - 2024 (*)
GDP	Base	-6.4%	-3.2%	-4.0%	1.9%
	Optimistic	-6.1%	-2.6%	-3.1%	3.1%
	Pessimistic	-7.3%	-5.1%	-6.8%	-2.1%
Unemployment Rate	Base	13.9%	28.7%	13.2%	2.7%
	Optimistic	8.1%	22.3%	7.3%	-2.7%
	Pessimistic	28.5%	44.7%	27.9%	16.4%
Real Salary	Base	-17.7%	-15.7%	-14.6%	-7.3%
	Optimistic	-15.6%	-26.3%	-7.4%	3.5%
	Pessimistic	-20.1%	-21.5%	-23.7%	-20.6%
Badlar rate	Base	87.4%	-8.1%	-56.0%	-67.5%
	Optimistic	80.3%	-13.5%	-60.4%	-71.4%
	Pessimistic	117.0%	29.8%	-5.5%	-16.8%
Consumer Price Index (CPI)	Base	372.9%	385.6%	307.5%	194.3%
	Optimistic	359.1%	356.0%	269.6%	157.7%
	Pessimistic	445.6%	558.6%	553.7%	459.3%
(*) These variations were calculated based on annual basis.
Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	278,787,882	278,588,415
Retail, Retail like and Wholesale ECL	192,914,897	193,013,707
Naranja ECL	85,872,985	85,574,708

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		284,546,458
Retail, Retail like and Wholesale RCL		192,917,891
Naranja ECL		91,628,567

Summary of Maximum Exposure to Credit Risk on Assests
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	1,537,696,853	409,893,588	17,332,591	1,964,923,032	2,444,601,082
1-30	26,440,947	22,970,668	2,966,044	52,377,659	72,155,002
31-60	—	16,241,852	2,245,172	18,487,024	25,472,302
61-90	—	10,985,454	4,824,007	15,809,461	28,483,193
Default	—	—	78,640,209	78,640,209	102,150,354
Gross Carrying amount	1,564,137,800	460,091,562	106,008,023	2,130,237,385	2,672,861,933
Loss allowance	(30,442,058)	(30,855,971)	(82,696,512)	(143,994,541)	(263,103,858)
Net Carrying amount	1,533,695,742	429,235,591	23,311,511	1,986,242,844	2,409,758,075

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	1,109,048,384	200,694,574	6,193,097	1,315,936,055	1,883,314,111
1-30	9,762,416	8,973,372	1,619,556	20,355,344	27,322,623
31-60	1,300,590	3,857,642	838,708	5,996,940	7,305,488
61-90	55,221	2,938,582	1,068,861	4,062,664	3,975,279
Default	—	—	22,749,218	22,749,218	16,130,405
Gross Carrying amount	1,120,166,611	216,464,170	32,469,440	1,369,100,221	1,938,047,906
Loss allowance	(5,402,377)	(4,704,155)	(17,138,341)	(27,244,873)	(50,675,462)
Net Carrying amount	1,114,764,234	211,760,015	15,331,099	1,341,855,348	1,887,372,444

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	8,176,545,194	151,810,690	—	8,328,355,884	5,706,156,983
B1	—	4,482,955	18,249	4,501,204	6,031,054
Default	—	—	2,742,995	2,742,995	2,553,973
Gross Carrying amount	8,176,545,194	156,293,645	2,761,244	8,335,600,083	5,714,742,010
Loss allowance	(15,427,151)	(4,305,968)	(1,942,363)	(21,675,482)	(22,026,018)
Net Carrying amount	8,161,118,043	151,987,677	818,881	8,313,924,601	5,692,715,992

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	1,750,328,701	10,093,438	—	1,760,422,139	1,922,073,168
1-30	74,452,330	2,881,946	—	77,334,276	122,037,937
31-60	—	24,898,764	—	24,898,764	42,859,189
61-90	—	10,268,842	—	10,268,842	18,419,585
Default	—	—	36,902,316	36,902,316	51,978,986
Gross Carrying amount	1,824,781,031	48,142,990	36,902,316	1,909,826,337	2,157,368,865
Loss allowance	(50,426,865)	(12,430,987)	(23,015,133)	(85,872,985)	(103,379,473)
Net Carrying amount	1,774,354,166	35,712,003	13,887,183	1,823,953,352	2,053,989,392

	Retail Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	2,122,701,997	304,480,253	17,418,832	2,444,601,082	2,722,642,214
1-30	43,356,941	25,055,183	3,742,878	72,155,002	74,460,761
31-60	—	22,437,971	3,034,331	25,472,302	27,270,773
61-90	—	21,393,540	7,089,653	28,483,193	19,005,636
Default	—	—	102,150,354	102,150,354	172,525,579
Gross Carrying amount	2,166,058,938	373,366,947	133,436,048	2,672,861,933	3,015,904,963
Loss allowance	(86,627,688)	(65,594,118)	(110,882,052)	(263,103,858)	(381,793,118)
Net Carrying amount	2,079,431,250	307,772,829	22,553,996	2,409,758,075	2,634,111,845

	Retail like Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,790,513,318	86,577,444	6,223,349	1,883,314,111	2,086,673,984
1-30	20,414,117	4,802,513	2,105,993	27,322,623	22,489,986
31-60	—	6,183,098	1,122,390	7,305,488	4,738,440
61-90	—	1,953,861	2,021,418	3,975,279	3,236,707
Default	—	—	16,130,405	16,130,405	27,235,337
Gross Carrying amount	1,810,927,435	99,516,916	27,603,555	1,938,047,906	2,144,374,454
Loss allowance	(27,997,688)	(5,359,750)	(17,318,024)	(50,675,462)	(51,705,819)
Net Carrying amount	1,782,929,747	94,157,166	10,285,531	1,887,372,444	2,092,668,635

	Wholesale Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	5,674,685,585	31,471,398	—	5,706,156,983	6,283,422,421
B1	—	6,031,054	—	6,031,054	2,623,570
Default	—	—	2,553,973	2,553,973	8,927,408
Gross Carrying amount	5,674,685,585	37,502,452	2,553,973	5,714,742,010	6,294,973,399
Loss allowance	(17,646,695)	(2,677,223)	(1,702,100)	(22,026,018)	(30,750,767)
Net Carrying amount	5,657,038,890	34,825,229	851,873	5,692,715,992	6,264,222,632

	Naranja X
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,906,514,965	12,527,852	3,030,351	1,922,073,168	2,070,863,712
1-30	116,100,755	5,063,627	873,555	122,037,937	98,792,882
31-60	—	41,950,757	908,432	42,859,189	29,657,309
61-90	—	17,703,888	715,697	18,419,585	15,524,512
Default	—	—	51,978,986	51,978,986	48,506,374
Gross Carrying amount	2,022,615,720	77,246,124	57,507,021	2,157,368,865	2,263,344,789
Loss allowance	(49,429,319)	(20,698,182)	(33,251,972)	(103,379,473)	(117,786,679)
Net Carrying amount	1,973,186,401	56,547,942	24,255,049	2,053,989,392	2,145,558,110

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	241,596,034	(6,055,106)	235,540,928	—
Documents	1,418,845,984	(4,865,319)	1,413,980,665	—
Mortgage Loans	76,431,093	(9,344,833)	67,086,260	1,094,745,502
Pledge Loans	90,897,588	(780,538)	90,117,050	544,782,445
Personal Loans	515,494,913	(56,726,570)	458,768,343	—
Credit Card Loans	3,440,923,015	(135,025,266)	3,305,897,749	—
Financial Leases	12,887,521	(269,812)	12,617,709	—
Others	7,947,687,876	(65,720,437)	7,881,967,439	298,730,043
Total as of December 31, 2023	13,744,764,024	(278,787,881)	13,465,976,143	1,938,257,990

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	263,357
50 to 60%	1,599
60 to 70%	357
70 to 80%	95
80 to 90%	—
90 to 100%	71
Higher than 100%	474
Total	265,953

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	86,627,688	65,594,118	110,882,052	263,103,858
Inflation effect	(61,185,802)	(56,331,184)	(119,958,373)	(237,475,359)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,536,105)	3,536,105	—	—
Transfer from Stage 1 to Stage 3	(1,704,653)	—	1,704,653	—
Transfer from Stage 2 to Stage 1	4,617,199	(4,617,199)	—	—
Transfer from Stage 2 to Stage 3	—	(2,691,126)	2,691,126	—
Transfer from Stage 3 to Stage 1	—	1,819,468	(1,819,468)	—
Transfer from Stage 3 to Stage 2	1,859,590	—	(1,859,590)	—
New Financial Assets Originated or Purchased	26,948,683	30,768,807	120,081,706	177,799,196
Changes in PDs/LGDs/EADs	(7,081,135)	(1,241,269)	(6,177,980)	(14,500,384)
Foreign exchange and other movements	(8,951,194)	7,142,505	18,070,510	16,261,821
Other movements with no P&L impact
Write-offs and other movements	(7,152,213)	(13,124,254)	(40,918,123)	(61,194,590)
Loss Allowance as of December 31, 2023	30,442,058	30,855,971	82,696,513	143,994,542

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	27,997,688	5,359,750	17,318,024	50,675,462
Inflation effect	(18,312,290)	(6,001,097)	(22,166,729)	(46,480,116)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(809,529)	809,529	—	—
Transfer from Stage 1 to Stage 3	(170,608)	—	170,608	—
Transfer from Stage 2 to Stage 1	364,565	(364,565)	—	—
Transfer from Stage 2 to Stage 3	—	(163,664)	163,664	—
Transfer from Stage 3 to Stage 1	—	49,599	(49,599)	—
Transfer from Stage 3 to Stage 2	44,949	—	(44,949)	—
New Financial Assets Originated or Purchased	6,363,906	5,268,427	26,052,081	37,684,414
Changes in PDs/LGDs/EADs	299,035	87,063	(507,462)	(121,364)
Foreign exchange and other movements	(411,235)	898,128	3,271,901	3,758,794
Other movements with no P&L impact
Write-offs and other movements	(9,964,104)	(1,239,015)	(7,069,198)	(18,272,317)
Loss Allowance as of December 31, 2023	5,402,377	4,704,155	17,138,341	27,244,873

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	17,646,695	2,677,223	1,702,100	22,026,018
Inflation effect	(15,468,307)	(4,601,341)	(2,451,068)	(22,520,716)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(221,620)	221,620	—	—
Transfer from Stage 1 to Stage 3	(37,093)	—	37,093	—
Transfer from Stage 2 to Stage 1	579	(579)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	25,239,682	3,265,129	4,219,557	32,724,368
Changes in PDs/LGDs/EADs	(257,864)	47,390	(547,466)	(757,940)
Foreign exchange and other movements	(4,551,851)	3,694,588	103,296	(753,967)
Other movements with no P&L impact
Write-offs and other movements	(6,923,070)	(998,062)	(1,121,149)	(9,042,281)
Loss Allowance as of December 31, 2023	15,427,151	4,305,968	1,942,363	21,675,482

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	49,429,319	20,698,182	33,251,972	103,379,473
Inflation effect	(54,955,356)	(18,671,948)	(27,975,840)	(101,603,144)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(858,340)	858,340	—	—
Transfer from Stage 1 to Stage 3	(1,019,201)	—	1,019,201	—
Transfer from Stage 2 to Stage 1	768	(883,985)	883,217	—
Transfer from Stage 2 to Stage 3	2,425,128	(2,426,105)	978	1
Transfer from Stage 3 to Stage 1	—	99,573	(99,573)	—
Transfer from Stage 3 to Stage 2	670,706	—	(670,706)	—
New Financial Assets Originated or Purchased	20,309,635	6,015,734	8,760,944	35,086,313
Changes in PDs/LGDs/EADs	31,664,056	14,326,166	31,095,370	77,085,592
Foreign exchange and other movements	6,430,110	1,035,046	929,621	8,394,777
Other movements with no P&L impact
Write-offs and other movements	(3,669,960)	(8,620,016)	(24,180,051)	(36,470,027)
Loss Allowance as of December 31, 2023	50,426,865	12,430,987	23,015,133	85,872,985

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	71,473,937	122,488,026	187,831,155	381,793,118
Inflation effect	(44,422,175)	(58,793,959)	(91,924,463)	(195,140,597)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,426,573)	2,426,573	—	—
Transfer from Stage 1 to Stage 3	(1,276,475)	—	1,276,475	—
Transfer from Stage 2 to Stage 1	7,184,529	(7,184,529)	—	—
Transfer from Stage 2 to Stage 3	—	(3,492,844)	3,492,844	—
Transfer from Stage 3 to Stage 1	—	3,495,537	(3,495,537)	—
Transfer from Stage 3 to Stage 2	5,611,222	—	(5,611,222)	—
New Financial Assets Originated or Purchased	67,852,137	51,340,739	60,981,759	180,174,635
Changes in PDs/LGDs/EADs	5,722,043	6,995,768	(9,076,037)	3,641,774
Foreign exchange and other movements	(12,790,579)	(25,148,628)	9,627,863	(28,311,344)
Other movements with no P&L impact
Write-offs and other movements	(10,300,378)	(26,532,565)	(42,220,785)	(79,053,728)
Loss Allowance as of December 31, 2022	86,627,688	65,594,118	110,882,052	263,103,858

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	3,152,113	16,645,948	31,907,758	51,705,819
Inflation effect	(8,218,326)	(7,187,040)	(14,950,616)	(30,355,982)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(66,603)	66,603	—	—
Transfer from Stage 1 to Stage 3	(16,792)	—	16,792	—
Transfer from Stage 2 to Stage 1	285,395	(285,395)	—	—
Transfer from Stage 2 to Stage 3	—	(76,911)	76,911	—
Transfer from Stage 3 to Stage 1	—	291,465	(291,465)	—
Transfer from Stage 3 to Stage 2	206,915	—	(206,915)	—
New Financial Assets Originated or Purchased	30,245,807	3,984,576	12,828,677	47,059,060
Changes in PDs/LGDs/EADs	4,445,167	1,104,142	(158,529)	5,390,780
Foreign exchange and other movements	(790,869)	(8,430,917)	(3,014,149)	(12,235,935)
Other movements with no P&L impact
Write-offs and other movements	(1,245,119)	(752,721)	(8,890,440)	(10,888,280)
Loss Allowance as of December 31, 2022	27,997,688	5,359,750	17,318,024	50,675,462

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	17,916,221	3,912,054	8,922,492	30,750,767
Inflation effect	(8,600,267)	(2,023,227)	(2,950,126)	(13,573,620)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(14,771)	14,771	—	—
Transfer from Stage 1 to Stage 3	(4,539)	—	4,539	—
Transfer from Stage 2 to Stage 1	389,863	(389,863)	—	—
Transfer from Stage 2 to Stage 3	—	(289)	289	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	19,893,816	2,445,305	929,819	23,268,940
Changes in PDs/LGDs/EADs	(18,694)	(201,793)	(609)	(221,096)
Foreign exchange and other movements	(480,289)	399,066	875,475	794,252
Other movements with no P&L impact
Write-offs and other movements	(11,434,645)	(1,478,801)	(6,079,779)	(18,993,225)
Loss Allowance as of December 31, 2022	17,646,695	2,677,223	1,702,100	22,026,018

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	69,427,139	15,375,380	32,984,160	117,786,679
Inflation effect	(39,446,670)	(12,513,055)	(22,104,385)	(74,064,110)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,427,904)	1,427,904	—	—
Transfer from Stage 1 to Stage 3	(1,712,157)	—	1,712,157	—
Transfer from Stage 2 to Stage 1	1,005,166	(1,005,166)	—	—
Transfer from Stage 2 to Stage 3	—	(1,524,406)	1,524,406	—
Transfer from Stage 3 to Stage 1	—	96,728	(96,728)	—
Transfer from Stage 3 to Stage 2	132,377	—	(132,377)	—
New Financial Assets Originated or Purchased	23,908,034	25,784,784	40,570,981	90,263,799
Changes in PDs/LGDs/EADs	(10,594,668)	(1,077,005)	(2,416,322)	(14,087,995)
Foreign exchange and other movements	11,884,985	(1,455,380)	5,347,252	15,776,857
Other movements with no P&L impact
Write-offs and other movements	(3,746,983)	(4,411,602)	(24,137,172)	(32,295,757)
Loss Allowance as of December 31, 2022	49,429,319	20,698,182	33,251,972	103,379,473

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	91,440,402	233,076,145	108,784,721	433,301,268
Inflation effect	(32,213,987)	(72,886,466)	(58,765,033)	(163,865,486)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(6,280,661)	6,280,661	—	—
Transfer from Stage 1 to Stage 3	(2,254,975)	—	2,254,975	—
Transfer from Stage 2 to Stage 1	8,814,766	(8,814,766)	—	—
Transfer from Stage 2 to Stage 3	—	(6,876,040)	6,876,040	—
Transfer from Stage 3 to Stage 1	—	5,660,770	(5,660,770)	—
Transfer from Stage 3 to Stage 2	2,952,103	—	(2,952,103)	—
New Financial Assets Originated or Purchased	22,707,880	29,150,303	112,280,867	164,139,050
Changes in PDs/LGDs/EADs	4,148,673	10,462,278	(14,334,358)	276,593
Foreign exchange and other movements	(11,035,083)	(64,501,125)	69,278,045	(6,258,163)
Other movements with no P&L impact
Write-offs and other movements	(6,805,181)	(9,063,734)	(29,931,229)	(45,800,144)
Loss Allowance as of December 31, 2021	71,473,937	122,488,026	187,831,155	381,793,118

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	10,321,257	39,329,541	33,808,443	83,459,241
Inflation effect	(2,497,183)	(11,402,360)	(13,183,933)	(27,083,476)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(461,884)	461,884	—	—
Transfer from Stage 1 to Stage 3	(141,963)	—	141,963	—
Transfer from Stage 2 to Stage 1	557,030	(557,030)	—	—
Transfer from Stage 2 to Stage 3	—	(542,322)	542,322	—
Transfer from Stage 3 to Stage 1	—	574,418	(574,418)	—
Transfer from Stage 3 to Stage 2	841,490	—	(841,490)	—
New Financial Assets Originated or Purchased	2,063,019	615,567	25,244,157	27,922,743
Changes in PDs/LGDs/EADs	(3,163,544)	(2,142,001)	(3,174,222)	(8,479,767)
Foreign exchange and other movements	(22,743)	(8,592,767)	541,977	(8,073,533)
Other movements with no P&L impact
Write-offs and other movements	(4,343,366)	(1,098,982)	(10,597,041)	(16,039,389)
Loss Allowance as of December 31, 2021	3,152,113	16,645,948	31,907,758	51,705,819

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	36,170,535	11,500,627	11,199,733	58,870,895
Inflation effect	(10,179,063)	(4,164,975)	(3,178,227)	(17,522,265)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(260,687)	260,687	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—
Transfer from Stage 2 to Stage 1	1,709,081	(1,709,081)	—	—
Transfer from Stage 2 to Stage 3	—	(3,771,013)	3,771,013	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	12,253,097	2,593,727	3,622	14,850,446
Changes in PDs/LGDs/EADs	2,940,095	157,462	(552,912)	2,544,645
Foreign exchange and other movements	(18,884,940)	(316,129)	4,249,651	(14,951,418)
Other movements with no P&L impact
Write-offs and other movements	(5,831,897)	(639,251)	(6,570,388)	(13,041,536)
Loss Allowance as of December 31, 2021	17,916,221	3,912,054	8,922,492	30,750,767

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	68,431,998	10,874,043	34,117,516	113,423,557
Inflation effect	(26,051,410)	(5,137,147)	(12,397,307)	(43,585,864)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,028,688)	1,028,688	—	—
Transfer from Stage 1 to Stage 3	(1,648,968)	—	1,648,968	—
Transfer from Stage 2 to Stage 1	2,721,397	(2,721,397)	—	—
Transfer from Stage 2 to Stage 3	—	(1,233,481)	1,233,481	—
Transfer from Stage 3 to Stage 1	—	130,312	(130,312)	—
Transfer from Stage 3 to Stage 2	2,092,133	—	(2,092,133)	—
New Financial Assets Originated or Purchased	43,685,016	17,469,647	35,748,387	96,903,050
Changes in PDs/LGDs/EADs	(12,404,915)	(1,729,099)	(3,745,853)	(17,879,867)
Foreign exchange and other movements	(1,037,564)	(230,581)	(494,658)	(1,762,803)
Other movements with no P&L impact
Write-offs and other movements	(5,331,860)	(3,075,605)	(20,903,929)	(29,311,394)
Loss Allowance as of December 31, 2021	69,427,139	15,375,380	32,984,160	117,786,679
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,166,058,938	373,366,947	133,436,048	2,672,861,933
Transfers:
Transfers from Stage 1 to Stage 2	(76,005,864)	76,005,864	—	—
Transfers from Stage 1 to Stage 3	(16,229,826)	—	16,229,826	—
Transfers from Stage 2 to stage 1	32,454,352	(32,454,352)	—	—
Transfers from Stage 2 to Stage 3	—	(9,438,864)	9,438,864	—
Transfers from Stage 3 to Stage 2	—	2,440,107	(2,440,107)	—
Transfers from Stage 3 to Stage 1	2,489,531	—	(2,489,531)	—
Financial assets derecognized during the period other than write-offs	(194,583,339)	(41,107,543)	(26,763,605)	(262,454,487)
New financial assets originated or purchased	576,150,511	235,886,079	64,911,093	876,947,683
Foreign exchange and other movements	538,509,399	108,863,745	4,272,165	651,645,309
Inflation Effect	(1,464,705,902)	(253,470,421)	(90,586,730)	(1,808,763,053)
Gross carrying amount as of December 31, 2023	1,564,137,800	460,091,562	106,008,023	2,130,237,385

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,810,927,435	99,516,916	27,603,555	1,938,047,906
Transfers:
Transfers from Stage 1 to Stage 2	(44,682,087)	44,682,087	—	—
Transfers from Stage 1 to Stage 3	(2,614,664)	—	2,614,664	—
Transfers from Stage 2 to Stage 1	11,173,595	(11,173,595)	—	—
Transfers from Stage 2 to Stage 3	—	(1,117,383)	1,117,383	—
Transfers from Stage 3 to Stage 2	—	95,189	(95,189)	—
Transfers from Stage 3 to Stage 1	132,945	—	(132,945)	—
Financial assets derecognized during the period other than write-offs	(375,730,111)	(13,764,025)	(6,522,401)	(396,016,537)
New financial assets originated or purchased	873,469,136	147,980,343	21,903,358	1,043,352,837
Foreign exchange and other movements	76,888,257	17,804,435	4,720,445	99,413,137
Inflation Effect	(1,229,397,895)	(67,559,797)	(18,739,430)	(1,315,697,122)
Gross carrying amount as of December 31, 2023	1,120,166,611	216,464,170	32,469,440	1,369,100,221

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	5,674,685,585	37,502,452	2,553,973	5,714,742,010
Transfers:
Transfers from Stage 1 to Stage 2	(17,888,396)	17,888,396	—	—
Transfers from Stage 1 to Stage 3	(765,762)	—	765,762	—
Transfers from Stage 2 to Stage 1	24,752	(24,752)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,277,588,161)	(7,106,160)	(30,345,080)	(1,315,039,401)
New financial assets originated or purchased	7,927,813,404	104,218,435	2,742,995	8,034,774,834
Foreign exchange and other movements	(277,319,846)	29,274,844	28,777,429	(219,267,573)
Inflation Effect	(3,852,416,382)	(25,459,570)	(1,733,835)	(3,879,609,787)
Gross carrying amount as of December 31, 2023	8,176,545,194	156,293,645	2,761,244	8,335,600,083

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,022,615,720	77,246,124	57,507,021	2,157,368,865
Transfers:
Transfers from Stage 1 to Stage 2	(14,364,180)	14,364,180	—	—
Transfers from Stage 1 to Stage 3	(15,740,256)	—	15,740,256	—
Transfers from Stage 2 to Stage 1	10,506,358	(10,506,358)	—	—
Transfers from Stage 2 to Stage 3	—	(3,302,406)	3,302,406	—
Transfers from Stage 3 to Stage 2	—	192,353	(192,353)	—
Transfers from Stage 3 to Stage 1	1,193,093	—	(1,193,093)	—
Financial assets derecognized during the period other than write-offs	(8,670,141)	(8,354,851)	(16,020,718)	(33,045,710)
New financial assets originated or purchased	1,202,348,748	30,944,604	16,799,020	1,250,092,372
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(1,373,108,311)	(52,440,656)	(39,040,223)	(1,464,589,190)
Gross carrying amount as of December 31, 2023	1,824,781,031	48,142,990	36,902,316	1,909,826,337

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	2,042,545,338	742,740,165	230,619,459	3,015,904,962
Transfers:
Transfers from Stage 1 to Stage 2	(59,398,565)	59,398,565	—	—
Transfers from Stage 1 to Stage 3	(20,583,412)	—	20,583,412	—
Transfers from Stage 2 to Stage 1	139,130,163	(139,130,163)	—	—
Transfers from Stage 2 to Stage 3	—	(16,992,943)	16,992,943	—
Transfers from Stage 3 to Stage 2	—	4,687,329	(4,687,329)	—
Transfers from Stage 3 to Stage 1	7,352,814	—	(7,352,814)	—
Financial assets derecognized during the period other than write-offs	(291,851,498)	(144,734,229)	(66,958,024)	(503,543,751)
New financial assets originated or purchased	956,848,615	191,598,860	58,614,200	1,207,061,675
Foreign exchange and other movements	379,873,041	37,242,731	(2,148,297)	414,967,475
Inflation Effect	(987,857,558)	(361,443,368)	(112,227,502)	(1,461,528,428)
Gross carrying amount as of December 31, 2022	2,166,058,938	373,366,947	133,436,048	2,672,861,933

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	1,890,983,066	207,864,813	45,526,575	2,144,374,454
Transfers:
Transfers from Stage 1 to Stage 2	(16,844,841)	16,844,841	—	—
Transfers from Stage 1 to Stage 3	(1,925,312)	—	1,925,312	—
Transfers from Stage 2 to Stage 1	42,999,061	(42,999,061)	—	—
Transfers from Stage 2 to Stage 3	—	(1,762,344)	1,762,344	—
Transfers from Stage 3 to Stage 2	—	420,020	(420,020)	—
Transfers from Stage 3 to Stage 1	290,894	—	(290,894)	—
Financial assets derecognized during the period other than write-offs	(643,350,805)	(35,563,355)	(16,552,270)	(695,466,430)
New financial assets originated or purchased	1,425,556,987	49,921,899	15,492,579	1,490,971,465
Foreign exchange and other movements	33,436,954	5,944,401	2,314,754	41,696,109
Inflation Effect	(920,218,569)	(101,154,298)	(22,154,825)	(1,043,527,692)
Gross carrying amount as of December 31, 2022	1,810,927,435	99,516,916	27,603,555	1,938,047,906

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	6,073,862,432	212,183,559	8,927,408	6,294,973,399
Transfers:
Transfers from Stage 1 to Stage 2	(4,177,851)	4,177,851	—	—
Transfers from Stage 1 to Stage 3	(1,605,146)	—	1,605,146	—
Transfers from Stage 2 to Stage 1	22,856,547	(22,856,547)	—	—
Transfers from Stage 2 to Stage 3	—	(92,102)	92,102	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(3,999,262,558)	(69,885,545)	(7,989,121)	(4,077,137,224)
New financial assets originated or purchased	5,113,183,765	17,245,771	1,105,184	5,131,534,720
Foreign exchange and other movements	280,527,680	(14,589)	3,157,644	283,670,735
Inflation Effect	(1,810,699,284)	(103,255,946)	(4,344,390)	(1,918,299,620)
Gross carrying amount as of December 31, 2022	5,674,685,585	37,502,452	2,553,973	5,714,742,010

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	2,137,701,098	71,464,226	54,179,466	2,263,344,790
Transfers:
Transfers from Stage 1 to Stage 2	(30,353,465)	30,353,465	—	—
Transfers from Stage 1 to Stage 3	(28,190,975)	—	28,190,975	—
Transfers from Stage 2 to Stage 1	18,142,219	(18,142,219)	—	—
Transfers from Stage 2 to Stage 3	—	(6,290,435)	6,290,435	—
Transfers from Stage 3 to Stage 2	—	370,460	(370,460)	—
Transfers from Stage 3 to Stage 1	3,090,017	—	(3,090,017)	—
Financial assets derecognized during the period other than write-offs	(30,635,376)	(11,341,024)	(23,841,350)	(65,817,750)
New financial assets originated or purchased	993,142,400	45,608,645	22,513,595	1,061,264,640
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(1,040,280,198)	(34,776,994)	(26,365,623)	(1,101,422,815)
Gross carrying amount as of December 31, 2022	2,022,615,720	77,246,124	57,507,021	2,157,368,865